Investments - Schedule of Unrealized and Realized Gains and Losses of Equity Securities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Investment [Line Items]
Gross unrealized gains (upward adjustments)	¥ 78,321	$ 11,250	¥ 357,372
Gross unrealized losses (impairment)	(180,913)	(25,987)	(94,895)
Net unrealized gains and losses on equity securities held	(102,592)	(14,737)	262,477
Net realized gains on equity securities sold			319,711
Total net gains (losses) recognized in other income, net	¥ (102,592)	$ (14,737)	¥ 582,188